ACCRUALS AND OTHER PAYABLES - DETAILED INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information of accruals and other payables [line items]
Advance received from disposal of assets classified as held for sale (Note 18)	¥ 0			¥ 848,066
Other deposits received	308,890			199,483
Salary and welfare payables	418,214			222,684
Deposits received for construction projects	131,965			145,446
Other taxes payable	62,942			109,735
Amounts received on behalf of Labor Union	87,566			95,206
Deposits received from ticketing agencies	25,408			30,298
Employee benefits obligations (Note 26)	24,487			26,345	¥ 28,389
Other advance received	0			3,000
Housing maintenance fund	2,480			2,431
Other payables	427,144			304,306
Total accruals and other payables	1,849,656	$ 283,471		2,355,560
GIDC [member]
Disclosure of detailed information of accruals and other payables [line items]
Payables to GIDC assumed by business combination	¥ 360,560			¥ 368,560

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.